                     GROUP VARIABLE ANNUITY CONTRACTS
                        SEPARATE ACCOUNT ELEVEN
                NEW JERSEY INSTITUTIONS OF HIGHER EDUCATION
                     HARTFORD LIFE INSURANCE COMPANY

                            FILE NO. 333-72042



  SUPPLEMENT DATED DECEMBER 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

             SUPPLEMENT DATED DECEMBER 15, 2004 TO YOUR PROSPECTUS

HARTFORD BOND HLS FUND - NAME CHANGE

Effective March 15, 2005, Hartford Bond HLS Fund is changing its name to Hartford Total Return Bond HLS Fund. All references in the prospectus to "Hartford Bond HLS Fund" are deleted and replaced with "Hartford Total Return Bond HLS Fund."

HARTFORD TOTAL RETURN BOND HLS FUND - OBJECTIVE CHANGE

Under the section entitled "The Funds," the paragraph describing the investment objective of Hartford Bond HLS Fund is deleted and replaced with the following:

     Hartford Total Return Bond HLS Fund - Seeks competitive total return, with income as a secondary objective.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5128